UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Quarter Ended: June 30, 2011

Check here if Amendment [x]; Amendment Number:1

This Amendment (Check only one.): [x] is a restatement.
                                  [ ] adds new holdings entries.
Please note, prior 13F for this period was a duplicate of Q12011 13F filing uploaded twice mistakenly. This amendment contains an accurate account of 13F holdings for Q22011.

Institutional Investment Manager Filing this Report:

Name:   WestEnd Capital Management LLC

Address:86 Graham St., Suite 100  San Francisco, CA 94129

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Chrissy Hardy

Title:  Chief Compliance Officer

Phone:  (415) 856-0426

Signature,Place, and Date of Signing:

 /s/ Chrissy Hardy          New Orleans Louisiana         February 23, 2012
 -------------------       ------------------------  ------------------------



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


   Form 13F File Number   Name

         29-__________     George Bolton

                                   FORM 13F

          SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 68

Form 13F Information Table Value Total: 168252

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE


   No. Form 13F File Number Name

       29-___________   George Bolton

   13F SECURITIES--2Q 2011

     <table>                                                                                             VOTING AUTHORITY
                       TITLE OF  CUSIP       ACTUAL     SHARES/  SH/ PUT/ INVESTMENT OTHER -----------------------------
ISSUER NAME             CLASS    NUMBER   VALUE X 1000 PRINCIPAL PRN CALL DISCRETION MGRS  SOLE (A)  SHARED (B) NONE (C)
-----------            -------- --------- ------------ --------- --- ---- ---------- ----- --------- ---------- --------
7 DAYS GROUP HOLDINGS LIMITED (ADR)	COM	86688Q10	2243	116045	SH	 SOLE		116045
ADVISEN LTD CDT PFD CONV SER A-2	COM	00763X20	0	181818	SH	 SOLE		181818
AMERICAN CAPITAL AGENCY CORP.	COM	AGNC	467	15300	SH	 SOLE		15300
"APPLE COMPUTER, INC."	COM	37833100	4189	12480	SH	 SOLE		12480
BAIDU COM  ADR 	COM	BIDU	63169	450785	SH	 SOLE		450785
BIOMAGNETICS DIAGNOSTICS CORP COM	COM	BMGP	1	25000	SH	 SOLE		25000
BOEING CO	COM	97023105	1107	14979	SH	 SOLE		14979
CALIFORNIA ST G/O	COM	1306284H0	35	35000	SH	 SOLE		35000
CARDINAL FINANCIAL CORP 	COM	CFNL	148	13556	SH	 SOLE		13556
CHANGYOU COM LTD ADR F SPONSORED ADR	COM	CYOU	1969	44710	SH	 SOLE		44710
CHESAPEAKE ENERGY CORPORATION	COM	165167107	1619	54536	SH	 SOLE		54536
CHINA LODGING GROUP ADRF SPONSORED ADR	COM	HTHT	359	20150	SH	 SOLE		20150
CHINA UNICOM LTD SPONS ADR	COM	16945R10	302	14800	SH	 SOLE		14800
CLIFFS NATURAL RESOURCES INC	COM	CLF	9117	98620	SH	 SOLE		98620
COMCAST CORP CL A	COM	20030N101	289	11410	SH	 SOLE		11410
CONOCOPHILLIPS	COM	20825C104	968	12873	SH	 SOLE		12873
DEMAND MEDIA INC COMUSD0.0001	COM	DMD	2960	218460	SH	 SOLE		218460
DEVON ENERGY CORP 	COM	25179M103	1685	21387	SH	 SOLE		21387
DRIVEWAY CORP OC PFDSER C	COM	26209520	0	12469	SH	 SOLE		12469
E HOUSE CHINA HLDGS LTD ADR	COM	26852W10	506	51566	SH	 SOLE		51566
E M C CORP 	COM	268648102	280	10150	SH	 SOLE		10150
ETIME CAPITAL INC PFD SER B	COM	31699811	0	16393	SH	 SOLE		16393
EXXON MOBIL CORP	COM	30231G102	1269	15584	SH	 SOLE		15584
FIDELITY MUNICIPAL MONEY MARKET	COM	FTEXX	385	385487	SH	 SOLE		385487
FIDELITY OHIO MUNI MONEY MARKET	COM	31699810	60	59673	SH	 SOLE		59673
FUSIONONE INC PFD SER C	COM	36199811	0	12534	SH	 SOLE		12534
GENERAL ELECTRIC CO	COM	369604103	345	18137	SH	 SOLE		18137
GENIUS PRODS INC COMPAR $0.0001	COM	GNPR	466	232846	SH	 SOLE		232846
GRAND CENTRAL COMMUNICATIONS INC PFD SER D	COM	38599550	0	6633604	SH	 SOLE		6633604
HOME INNS & HOTELS MGMT INC SPONSORED	COM	HMIN	3145	82665	SH	 SOLE		82665
HONG KONG EXCHANGES AND CLEARING LTD SHSISIN #HK0388034859	COM	HKXCF	2366	112867	SH	 SOLE		112867
INSTILL PFD SER F	COM	45774K30	0	16057	SH	 SOLE		16057
INTREPID POTASH	COM	IPI	2139	65805	SH	 SOLE		65805
KABIRA TECHNOLOGIES INC PFD SER H	COM	48299810	0	26224	SH	 SOLE		26224
KESTREL SOLUTIONS INC OC PFD SER C	COM	49254Q20	0	12500	SH	 SOLE		12500
LONE STAR METALS INCSER B CONV PFD	COM	54299820	0	60976	SH	 SOLE		60976
LONGTOP FINL TECH ADR F SPONSORED ADR	COM	54318P10	248	16000	SH	 SOLE		16000
MAIL.RU GROUP LTD GDR EACH REPR 1 SHARE REG S (SPONS) ISIN #US5603172082SED	COM	56031720	1983	59700	SH	 SOLE		59700
MAKEMYTRIP LIMITED F 	COM	MMYT	2914	118940	SH	 SOLE		118940
MAXIM ATLANTIC CORP COM NPV	COM	57773610	0	12147	SH	 SOLE		12147
MAXLINEAR INC CL A	COM	MXL	255	29463	SH	 SOLE		29463
MCDERMOTT INTL INC ISIN #PA5800371096	COM	MDR	943	47622	SH	 SOLE		47622
MELCO INTL DEV NEW ORD F 	COM	MDEVF	321	318000	SH	 SOLE		318000
MELCO PBL ENTMNT LTDADR	COM	MPEL	5269	412600	SH	 SOLE		412600
MONSANTO CO 	COM	61166W101	3047	42000	SH	 SOLE		42000
MOSAIC CO	COM	MOS	5797	85589	SH	 SOLE		85589
ORDERFUSION INC OC PFD SER C	COM	68575320	0	20080	SH	 SOLE		20080
OREXIGEN THERAPEUTICS INC	COM	OREX	16	10000	SH	 SOLE		10000
PERFUMANIA HLDGS INCCOM	COM	PERF	12393	804744	SH	 SOLE		804744
PETROLEO BRASILEIRO SA PETROBRAS	COM	71654V40	547	16155	SH	 SOLE		16155
POTASH CORP SASK INC	COM	POT	1989	34897	SH	 SOLE		34897
REGIONS FINANCIAL CORP NEW	COM	7591ep10	106	17134	SH	 SOLE		17134
RICKS CABARET INTL INC COM NEW	COM	76564130	734	86995	SH	 SOLE		86995
"RLX TECHNOLOGIES INCCAP STK FRAC CUSIP 749998100 100,000 THS"	COM	HEK99810	0	58000	SH	 SOLE		58000
SINA CORPORATION 	COM	G8147710	10467	100545	SH	 SOLE		100545
SMARTAGE CORP OC PFDSER B	COM	8.32E+24	0	20938	SH	 SOLE		20938
SOUFUN HOLDINGS LIMITED	COM	SFUN	7778	376470	SH	 SOLE		376470
SPACEWORKS INC CDT PFD CONV CL C	COM	84628320	0	33333	SH	 SOLE		33333
SPACEWORKS INC OC PFD CONV CL A	COM	84628330	0	38462	SH	 SOLE		38462
SPACEWORKS INC OC PFD CONV CL B	COM	84628340	0	111111	SH	 SOLE		111111
STONE ENERGY CORP	COM	SGY	617	20300	SH	 SOLE		20300
SWIVEL LLC SER A PFDECONOMICS INTERESTS DELAWARE	COM	78599810	0	289239	SH	 SOLE		289239
SWIVEL LLC SER B PFD DELAWARE	COM	78599811	0	174326	SH	 SOLE		174326
VIRAL GENETICS INC DEL	COM	VRAL	1	57500	SH	 SOLE		57500
WALT DISNEY CO	COM	254687106	822	21068	SH	 SOLE		21068
WYNN MACAU LTD HKD0.001 ISIN #KYG981491007 SEDOL #B4JSTL6	COM	WYNMF	3077	944400	SH	 SOLE		944400
YANDEX N.V. COM USD0.01 CL A	COM	YNDX	3018	85000	SH	 SOLE		85000
YOUKU COM INC SPONSORED ADR	COM	YOKU	4322	125825	SH	 SOLE		125825

